TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 08-Aug-12 Page 1 of 3

Payment Determination Statement Number	23
Distribution Date	08-Aug-12
Record Date	07-Aug-12

Dates Covered	From and	To and Including
Collections Period	01-Jul-12	31-Jul-12
Accrual Period	09-Jul-12	07-Aug-12
30/360 Days	30
Actual/360 Days	30

Collateral Pool Balance Data	Number of Accounts	$ Amount
Pool Balance - Beginning of Period	80,154	$526,474,774.17
Collections of Installment Principal		31,217,718.03
Collections Attributable to Full Payoffs		13,749,399.93
Principal Amount of Repurchases		22,218.58
Principal Amount of Gross Losses		1,310,291.40

Pool Balance - End of Period(EOP)	76,220	$480,175,146.23

Pool Statistics		End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)		$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)		22.86%

Ending Overcollateralization(O/C) Amount		$105,042,025.77
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)		128.001%
Ending Reserve Account Balance		$10,504,202.58

Net Credit Losses		$448,908.02	Trigger	Compliance?
Net Credit Loss Percentage		1.561%	8.00%	Yes
Cumulative Net Credit Losses		$32,785,877.90
Cumulative Recovery Ratio		50.105%

		$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent		$15,507,304.09	3.230%	2,088
61-90 Days Delinquent		1,560,652.99	0.325%	190
91-120 Days Delinquent		422,053.03	0.088%	44
121 Days or More Delinquent		0.00	0.000%	0
Repossessions		663,988.67	0.138%	69
(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount		$2,646,694.69
60+ Days Delinquency Ratio (3 mos weighted avg.)		0.46751%

		Current Month	Prior Month
Weighted Average A.P.R.		7.473%	7.450%
Weighted Average Remaining Term (months)		19.00	19.70
Weighted Average Seasoning (months)		51.26	50.41

TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 08-Aug-12 Page 2 of 3

Cash Sources
Collections of Installment Principal	$31,217,718.03
Collections Attributable to Full Payoffs	13,749,399.93
Principal Amount of Repurchases	22,218.58
Recoveries on Loss Accounts	861,383.38
Collections of Interest	3,366,472.24
Investment Earnings	1.17
Reserve Account Draw	0.00

Total Sources	$49,217,193.33

Cash Uses
Servicer Fee	$438,728.98
Backup Servicer Fee	4,387.29
A Note Interest	112,782.17
First Priority Principal Distribution Amount	0.00
B Note Interest	114,101.63
Second Priority Principal Distribution Amount	0.00
C Note Interest	134,803.33
Third Priority Principal Distribution Amount	0.00
D Note Interest	320,449.07
Fourth Priority Principal Distribution Amount	0.00
Replenishp Reserve Fund	0.00
Required Principal Distribution Amount	46,699,620.11
Indemnity Amounts	0.00
Additional Servicing Fees	0.00
Distribution to Class E Noteholders	1,392,320.75

Total Cash Uses	$49,217,193.33

Administrative Payment
Total Principal and Interest Sources	$49,217,193.33
Investment Earnings in Trust Account	(1.17)
Daily Collections Remitted	(49,217,192.16)
Reserve Account Draw	0.00
Servicer Fee	(438,728.98)
Distribution to Class E Noteholders	(1,392,320.75)

Payment Due to/(from) Trust Account	($1,831,049.73)

O/C Release (Prospectus pg S42)
Pool Balance		$480,175,146.23

Total Securities		$375,133,120.46

Adjusted O/C Amount		$105,042,025.77

Target Overcollateralization Amount		$105,042,025.77

O/C Release Period?		Yes

O/C Release		$1,392,320.75

Current Net Credit Loss Percentage		1.561%

If Net Credit Loss Percentage is	Required O/C
<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%

Current Required O/C%		8.000%

TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 08-Aug-12 Page 3 of 3

Notes	Beginning Balance	Ending Balance	Ending Balance per $1000 Face	Principal Payment	Principal per $1000 Face	Interest Payment	Interest $1000 Face
Class A-1 688,000,000.00 @ 0.33579%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-2 720,000,000.00 @ 0.69%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-3 318,891,000.00 @ 0.91%	148,723,740.57	102,024,120.46	319.9341482	46,699,620.11	146.4438322	112,782.17	0.3536700
Class B 82,983,000.00 @ 1.65%	82,983,000.00	82,983,000.00	1,000.0000000	0.00	0.0000000	114,101.63	1.3750001
Class C 80,882,000.00 @ 2.00%	80,882,000.00	80,882,000.00	1,000.0000000	0.00	0.0000000	134,803.33	1.6666666
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	320,449.07	2.9333334

Total Notes	$421,832,740.57	$375,133,120.46		$46,699,620.11		$682,136.20

*	Class A-2, A-3, B, C, and D interest is computed on a 30/360 basis.

Manager                                 02-Aug-12

(248) 427-2557                         Date